Commitments and Contingencies (Details Narrative) (10-K) - USD ($)												3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 03, 2018	Sep. 12, 2018	Aug. 20, 2018	Jun. 14, 2018	Apr. 05, 2018	Apr. 02, 2018	Mar. 22, 2018	Jul. 09, 2017	Jun. 14, 2017	Sep. 14, 2015	Dec. 24, 2013	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Research and development costs												$ 117,946	$ 80,123	$ 212,618	$ 128,437	$ 820,906	$ 40,703
Unamortized balance of the retainer payment classified as a non-current asset																	2,293
Accreted charges																	25,000
Reversal of accreted charges																	25,000
NDA Consulting Corp [Member]
Agreement term											1 year
Consulting and advisory fee											$ 4,000	4,000	4,000	8,000	8,000	16,000	16,000
Clinical Trial Research Agreement [Member]
Research and development costs														70,458		45,093
Clinical Trial Research Agreement [Member] | Moffitt Cancer Center and Research Institute Hospital Inc [Member]
Research and development costs																45,093	0
Aggregate commitments expected												633,000		633,000
Collaboration Agreement [Member]
Research and development costs												87,471		130,882		87,471
Collaboration Agreement [Member] | BioPharmaWorks LLC [Member]
Research and development costs												30,000	30,000	60,000	40,000	100,000	10,000
Consulting and advisory fee										$ 10,000
Collaboration Agreement [Member] | Grupo Espanol de Investigacion en Sarcomas [Member]
Research and development costs																87,471
Aggregate commitments expected												4,162,000		4,162,000
Clinical Trial Agreement [Member]
Aggregate commitments expected												4,795,000		$ 4,795,000		$ 5,000,000
Aggregate commitments expected, description														The Company's aggregate commitments pursuant to the aforementioned clinical trial agreements, less amounts previously paid to date under these agreements, totaled approximately $4,795,000 as of June 30, 2020, consisting of approximately $4,162,000 relating to the GEIS clinical trial and approximately $633,000 relating to the Moffit clinical trial, which are expected to be incurred over the next five years through June 30, 2025.		The Company's aggregate commitments pursuant to these clinical trial agreements, less amounts previously incurred to date under these agreements, totaled approximately $5,000,000 as of December 31, 2019, which are expected to be incurred over the next five years through 2024.
Work Order Agreement [Member]
Research and development costs														$ 74,968		$ 63,492
Work Order Agreement [Member] | Theradex Systems, Inc [Member]
Research and development costs		$ 954,000										5,790	15,529	11,476	48,493	51,586	11,906
Payment expected dividend for pass-through costs, description		The clinical trial began in April 2019 and the first patient was entered into the clinical trial in July 2019. At the current rate of accrual, the trial would be completed over a period of four years from its initiation, with the final analysis and reporting expected by July 2023.
Material Transfer Agreement [Member] | INSERM [Member] | Development Milestones [Member] | Maximum [Member]
Milestone payments							$ 1,750,000
Material Transfer Agreement [Member] | INSERM [Member] | Commercial Milestones [Member] | Maximum [Member]
Milestone payments							$ 6,500,000
Consulting Agreement with Liberi Life Consultancy BV [Member]
Agreement term						2 years
Payment of a fixed, one-time retainer one time retainer					$ 18,348
Net payments of sales of products or licensing activities, percentage					2.50%
Consulting Agreement with Liberi Life Consultancy BV [Member] | EURO [Member]
Payment of a fixed, one-time retainer one time retainer					$ 15,000
Consulting Agreement [Member]
Amortizing the retainer payment												0	2,294	2,294	4,588	9,174	6,881
Unamortized balance of the retainer payment																$ 9,174	11,468
Unamortized balance of the retainer payment classified as a current asset																	9,175
Unamortized balance of the retainer payment classified as a non-current asset																	2,293
Royalties description																The Company will be obligated to pay Moffitt earned royalties of 4% on worldwide cumulative net sales of royalty-bearing products, subject to reduction to 2% under certain circumstances, on a quarterly basis, with a minimum royalty payment of $50,000 in the first four years after sales commence, and $100,000 in year five and each year thereafter, subject to reduction by 40% under certain circumstances relating to the status of Valid Claims, as such term is defined in the License Agreement.
Exclusive License Agreement [Member]
Amount charges to operations												$ 6,233	$ 27,793	$ 12,398	$ 43,067	$ 80,669	$ 0
Royalties description														The Company will be obligated to pay Moffitt earned royalties of 4% on worldwide cumulative net sales of royalty-bearing products, subject to reduction to 2% under certain circumstances, on a quarterly basis, with a minimum royalty payment of $50,000 in the first four years after sales commence, and $100,000 in year five and each year thereafter, subject to reduction by 40% under certain circumstances relating to the status of Valid Claims, as such term is defined in the License Agreement.
Exclusive License Agreement [Member] | First Four Years [Member]
Minimum payments for royalties														$ 50,000		50,000
Exclusive License Agreement [Member] | Five Years and Thereafter [Member]
Minimum payments for royalties														$ 100,000		$ 100,000
Exclusive License Agreement [Member] | Moffitt Cancer Center and Research Institute Hospital Inc [Member]
Non-refundable license issue fee			$ 25,000
Clinical trial analysis expected term			2 years
Clinical trial final analysis expected term			3 years
Annual license maintenance fee			$ 25,000
Payments on non-refundable milestone			$ 1,897,000
Percentage of milestone			40.00%
Materials Cooperative Research and Development Agreement [Member]
Funds provide for use in acquiring technical, statistical and administrative support for research activities									$ 100,000
Materials Cooperative Research and Development Agreement [Member] | First Installment [Member]
Paid two equal installments								$ 50,000
Materials Cooperative Research and Development Agreement [Member] | Second Installment [Member]
Paid two equal installments				$ 50,000
Cancellation of installment, amount	$ 50,000